Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current
Bank borrowings	[1]	$ 2,756	$ 2,842
Other borrowings	[2]	2,541	34
Total		$ 5,297	$ 2,876

[1]	The Company’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 3.20% ~ 3.55% (2022: 4.00% ~ 5.55%) per annum, with a weighted average interest rate of 3.38% (2022: 4.86%) per annum.Certain bank borrowings are guaranteed by certain of our directors, certain legal representative, certain subsidiary and other company as of December 31, 2022 and 2023.
[2]	In March 2022, the Company entered into an eleven-month financing agreement with an independent third-party finance lease company amounting to US$194 thousand with equivalent equipment of the Company pledged. The interest rate is 5.6% per annum. The Company has fully repaid the amount and the balance is nil as of December 31, 2023.In December 2023, the Company entered into two one-year financing agreement with two independent third-party financial institutes amounting to US$2,541 thousand with two patents pledged and certain director and subsidiaries guaranteed. The interest rate ranged from 4.9% to 4.96% per annum.